SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of presentation	A.Basis of Presentation The Company’s consolidated financial statements are presented in accordance with U.S. generally accepted accounting principles (“US GAAP”).
Use of Estimates in Preparation of Financial Statements

B.Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with US GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Principles of Consolidation

C.Principals of Consolidation

The Company’s consolidated financial statements include the financial statements of Tower and its subsidiaries. The Company’s consolidated financial statements are presented after elimination of inter-company transactions and balances.

Cash and Cash Equivalents

D.    Cash and Cash Equivalents

Cash and cash equivalents consist of cash, bank deposits, money market funds and short-term investments with insignificant interest rate risk and original maturities of three months or less.

Short Term Interest-Bearing Deposits

E.    Short Term Interest-Bearing Deposits

Short-term deposits include bank deposits with original maturities greater than three months and with remaining maturities of less than one year. Such deposits are presented at cost, including accrued interest, which approximates their fair value.

Marketable securities

F.     Marketable Securities

The Company accounts for its investments in grade debt securities in accordance with ASC 320 "Investments - Debt and Equity Securities". Management determines the appropriate classification of its investments in debt securities at the time of purchase and re-evaluates such determinations at each balance sheet date.

The Company classifies its marketable securities as "available-for-sale", which are measured at fair value, based on quoted market prices. Unrealized gains and losses are reported in a separate component of shareholders' equity as accumulated other comprehensive income (“OCI”). Gains and losses are recognized when realized, on a specific identification basis, in the Company's consolidated statements of income.

The Company assessed the available-for-sales debt securities with an amortized cost basis in excess of estimated fair value to determine what amount of that difference, if any, is caused by expected credit losses in accordance with ASC  326, "Financial Instruments - Credit Losses".

Allowance for credit losses is recognized as a charge in financing income (expense), net, on the consolidated statements of operation, and any remaining unrealized losses, net of taxes, are included in accumulated other comprehensive income (loss) in shareholders' equity.

The Company concluded that the current expected credit losses on its available-for-sale investment portfolio were immaterial.

Trade Accounts Receivable – Allowance for Expected Credit Loss

G.Trade Accounts Receivable – Allowance for Expected Credit Loss

The Company maintains an allowance based on specific analysis of each customer account receivable’s aging, assessment of its related risk and ability of the customer to make the required payment. In addition, in accordance with ASC 326, "Financial Instruments - Credit Losses", an allowance is maintained for estimated forward-looking losses resulting from possible inability of customers to make required payments (current expected losses). The amount of the allowance is determined principally on the basis of past collection experience and known financial factors regarding specific customers. Trade accounts receivables are written off against the allowance when it becomes evident that collection will not occur. Credit is extended to customers satisfying pre-defined credit criteria.

The total allowance for expected credit losses was $946 and $1,065 as of December 31, 2021 and 2020, respectively.

Inventories

H.    Inventories

Inventories are stated at the lower of aggregate cost or net realizable value. If inventory costs exceed expected net realizable value, the Company records reserves for the difference between the cost and the expected net realizable value. Cost of raw materials is determined mainly on the basis of the weighted average moving price per unit. Work in progress is measured at production costs including acquisition costs, processing costs and other costs incurred in bringing the inventories to their present location and condition in the production line.

Investments in Privately Held Companies

 I.    Investments in Privately Held Companies

Long-term investments include equity investments in privately-held companies without readily determinable fair values. In accordance with ASC 321 - “Investments - Equity Securities”, the Company may elect between fair value and a measurement alternative of cost, less impairments, and further adjust up or down, based on observable price changes in orderly transactions for identical or similar investments of the same issuer (“Measurement Alternative”). The Company elected to use the Measurement Alternative for each of its investments. Any adjustments resulting from impairments and/or observable price changes are recorded under “other income (expense), net” in the consolidated statements of operations.

Property and Equipment

J.    Property and Equipment

The Company accounts for property and equipment in accordance with Accounting Standards Codification ASC 360 “Accounting for the Property, Plant and Equipment”. Property and equipment are presented at cost, including capitalizable costs. Capitalizable costs include only costs that are identifiable with, and related to, the property and equipment, and are incurred prior to their initial operation. Identifiable incremental direct costs include costs associated with constructing, establishing and installing property and equipment.

Maintenance and repairs are charged to expenses as incurred.

Property and equipment are presented net of investment grants received and less accumulated depreciation.

Depreciation is calculated based on the straight-line method over the Company’s estimated useful lives of the assets, as follows:

Buildings and building improvements, including facility infrastructure 10-25 years
Machinery and equipment, software and hardware 3-15 years.

Impairment charges, if needed, are determined based on the policy outlined in Note 2L below.

Property and equipment also include assets under capital leases, which are depreciated according to their applicable useful life.

Intangible Assets and Goodwill

K.    Intangible Assets and Goodwill

The Company accounts for intangible assets and goodwill in accordance with ASC 350 “Intangibles-Goodwill and Other”. Intangible assets include the values assigned to the intangible assets as part of the purchase price allocation made at the time of acquisition. Intangible assets are amortized over the expected estimated economic life commonly used in the industry. Goodwill is not amortized and subject to impairment testing. Impairment charges on intangibles or goodwill, if needed, are determined based on the policy outlined in Note 2L below.

Impairment of Assets

L.    Impairment of Assets

Impairment of Property, Equipment and Intangible Assets

The Company reviews long-lived assets and intangible assets on a periodic basis, as well as when such review is required based upon relevant circumstances, to determine whether events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable, considering the undiscounted cash flows expected from them. If applicable, the Company recognizes an impairment loss based upon the difference between the carrying amount and the fair value of such assets, in accordance with ASC 360-10 “Property, Plant and Equipment”. As of December 31, 2021, the Company concluded there was no impairment to its long-lived assets and intangible assets.

Impairment of Goodwill

The Company operates in one reporting unit. The Company performs a qualitative analysis when testing goodwill for impairment. A qualitative goodwill impairment test is performed when the fair value of a reporting unit historically has significantly exceeded the carrying value of its net assets and based on current operations is expected to continue to do so. Otherwise, the Company is required to conduct a quantitative impairment test and estimate the fair value of the reporting unit using a combination of an income approach based on discounted cash flow analysis and a market approach based on market multiples. If the fair value of a reporting unit is less than its’ carrying value, a goodwill impairment charge is recorded for the difference. As of December 31, 2021, the Company performed a qualitative impairment test for its reporting unit and concluded there was no impairment of goodwill.

Impairment of Investment in Privately Held Companies

The Company concluded there was no impairment to its investments in privately held companies in 2021.

Leases

M.    Leases

Effective January 1, 2019, the Company adopted ASC 842 “Leases” using the modified retrospective transition method and recognize a right-of-use asset (“ROU”) and lease liability for all  operating and capital leases with a term greater than twelve months upon lease arrangement inception.

Earnings per Ordinary Share

N.    Earnings per Ordinary Share

Basic earnings per share are calculated in accordance with ASC 260, “Earnings Per Share” by dividing net profit or loss attributable to ordinary equity holders of Tower (the numerator) by the weighted average number of ordinary shares outstanding during the reported period (the denominator). Diluted earnings per share are calculated, if applicable, by adjusting net profit attributable to ordinary equity holders of Tower, and the weighted average number of ordinary shares, taking into effect all potential dilutive ordinary shares.

Comprehensive Income

O.    Comprehensive Income

In accordance with ASC 220 “Comprehensive Income”, comprehensive income represents the change in shareholders’ equity during a reporting period from transactions and other events and circumstances from non-owner sources. It includes all changes in equity during a reporting period except those resulting from investments by owners and distributions to owners. Other comprehensive income (“OCI”) represents gains and losses that are included in comprehensive income but excluded from net profit.

Functional Currency and Exchange Rate Income (Loss)

P.    Functional Currency and Exchange Rate Income (Loss)

The currency of the primary economic environment in which Tower, TSSA and TSNB conduct their operations is the U.S. Dollar (“dollar”). Thus, the dollar is their functional and reporting currency. Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with ASC 830-10 “Foreign Currency Matters”. All transaction gains and losses from the re-measurement of monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate. The financial statements of TPSCo, whose functional currency is the Japanese Yen (“JPY”), have been translated into dollars. The assets and liabilities have been translated using the exchange rate in effect as of the balance sheet date. The statements of operations of TPSCo have been translated using the average exchange rate for the reported period. The resulting translation adjustments are charged or credited to OCI.

Stock-Based Compensation

Q.    Stock-based Compensation

The Company applies the provisions of ASC Topic 718 “Compensation - Stock Compensation”, under which employees’ share-based equity awards (mostly restricted stock units and performance unit shares) are recognized based on the grant-date fair values.

The compensation costs are recognized using the graded vesting attribution method based on the vesting terms of each unit included in the award resulting in an accelerated recognition of compensation costs.

Fair value Measurements of Financial Instruments

R.    Fair Value Measurements of Financial Instruments

ASC 820, "Fair Value Measurements and Disclosures" (“ASC 820”), requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company's financial instruments primarily consist of cash, bank deposits, account receivables and payables, accrued liabilities, loans and leases whose carrying values approximate their current fair values because of their nature and respective maturity dates or durations. The Company had no financial assets or liabilities carried and measured on a non-recurring basis during the reporting periods. Financial assets and liabilities measured on a recurring basis are those that are adjusted to fair value each time a financial statement is prepared such as marketable securities and investment in privately-held companies.

Derivatives and hedging

S.    Derivatives and Hedging

Effective January 1, 2019, the Company adopted ASU 2017-12, “Derivatives and Hedging (“Topic 815”): Targeted Improvements to Accounting for Hedge Activities”. The Company accounts for its derivative instruments as either assets or liabilities and carries them at fair value.

For derivative instruments that are designated and qualify as cash flow hedges, the derivative's gain or loss is initially reported as a component of OCI and is subsequently reclassified into earnings when the hedged exposure affects earnings, in the same line item as the underlying hedged item on the consolidated statements of earnings.

Cash flow hedges related to anticipated transactions are designated and documented at the inception of each hedge. Cash flows from hedging transactions are classified in the same categories as the cash flows from the respective hedged items.

Recently Adopted Accounting Pronouncements

T.    Recently Adopted Accounting Pronouncements

(i) In March 2020, the FASB issued ASU No. 2020-04,” Reference Rate Reform (Topic 848):  Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides temporary optional guidance to ease potential accounting impacts associated with transitioning away from reference rates that are expected to be discontinued, such as interbank offered rates and London Interbank Offered Rate (“LIBOR”). The guidance includes practical expedients for contract modifications due to reference rate reform. Generally, contract modifications related to reference rate reform may be considered an event that does not require remeasurement or reassessment of a previous accounting determination at the modification date. In January 2021, the FASB issued ASU 2021-01, "Reference Rate Reform - Scope," which clarified the scope and application of the original guidance. This guidance is effective immediately and is only available through December 31, 2022. This guidance did not impact the Company’s consolidated financial position, results of operations or cash flows.

(ii) Effective January 1, 2021, the Company adopted ASU No. 2019-12, “Income Taxes - Simplifying the Accounting for Income Taxes.” This ASU is intended to simplify various aspects of accounting for income taxes by eliminating certain exceptions within Accounting Standards Codification (“ASC”) Topic 740, “Income Taxes” and to clarify certain aspects of the current accounting guidance. Adoption of this standard did not materially impact the Company’s consolidated financial position, results of operations or cash flows.

Recently Issued Accounting Pronouncements Not Yet Adopted

U.    Recently Issued Accounting Pronouncements Not Yet Adopted

The Company does not expect recently issued accounting standards or interpretations to have a material impact on the Company’s financial position, results of operations, cash flows or financial statement disclosures.